COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)				6 Months Ended		9 Months Ended	12 Months Ended
	May 01, 2024	Apr. 01, 2024	Mar. 05, 2024	Jul. 31, 2025	Jul. 31, 2024	Feb. 02, 2025	Jan. 31, 2025	Jan. 31, 2024	Apr. 01, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Initial term				3 years			3 years
Lease payment base rent January 1, 2026							$ 43,200
Payment for lease			$ 100,000
Lease term				13 months			13 months
Rent expense				$ 10,279	$ 143,085		$ 197,415	$ 42,000
LongTerm Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Initial term		3 years		3 years
Operating lease renewal term		3 years							3 years
Lease payment base rent January 1, 2026				$ 3,600			3,600
Lease payment base rent January 1, 2027				3,700			3,700
Lease payment base rent January 1, 2028				3,800			3,800
Lease payment base rent January 1, 2028 there after				$ 3,900			$ 3,900
Payment for lease	$ 6,000
LongTerm Lease Agreement [Member] | Forecast [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment for lease						$ 6,000